FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Groups - Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		$ 1,704	$ 1,563
Warrants to purchase ordinary shares (Level 1)	[1]	266	1,372
Warrants to purchase ordinary shares (Level 3)	[2]	2,178
Financial liabilities		4,148	2,935
Financial liabilities at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable
Warrants to purchase ordinary shares (Level 1)	[1]	266	1,372
Warrants to purchase ordinary shares (Level 3)	[2]	2,178
Financial liabilities		2,444	1,372
Financial liabilities at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payable		1,704	1,563
Financial liabilities		$ 1,704	$ 1,563

[1]	Tradable warrants presented above are valuated based on the market price (a Level 1 valuation) as of December 31, 2019.
[2]	Warrants to purchase ordinary shares issued in December 2019 presented are valuated based on the Monte-Carlo pricing model (a Level 3 valuation) as of December 31, 2019.